INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 1,463,056	$ 1,286,622
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	348,558	279,023
United States [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	399,227	322,947
Europe [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	462,794	452,557
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 252,477	$ 232,095